Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Tax Expense (benefit) on Income From Continuing Operations

The components of the Corporation’s tax expense (benefit) on income from continuing operations are as follows:

years ended December 31 (add 000)	2014	2013	2012
Federal income taxes:
Current	$35,313	$30,856	$(2,530)
Deferred	46,616	8,399	12,581
Total federal income taxes	81,929	39,255	10,051
State income taxes:
Current	10,307	3,201	458
Deferred	3,376	478	1,670
Total state income taxes	13,683	3,679	2,128
Foreign income taxes:
Current	1,262	972	4,062
Deferred	(2,027)	139	1,190
Total foreign income taxes	(765)	1,111	5,252
Total taxes on income	$94,847	$44,045	$17,431

Summary of Effective Income Tax Rate on Continuing Operations

The Corporation’s effective income tax rate on continuing operations varied from the statutory United States income tax rate because of the following permanent tax differences:

years ended December 31	2014	2013	2012
Statutory tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
Effect of statutory depletion	(9.6)	(12.0)	(17.6)
State income taxes	3.6	1.5	1.3
Domestic production deduction	(0.9)	(2.1)	0.1
Transfer pricing	(0.2)	0.9	0.7
Goodwill write-off	3.9	-	-
Foreign tax rate differential	1.3	2.1	0.6
Disallowed compensation	3.7	0.3	0.3
Purchase accounting transaction costs	2.4	-	-
Foreign valuation allowance	-	-	(3.4)
Other items	(1.1)	1.1	(0.3)
Effective income tax rate	38.1%	26.8%	16.7%

Deferred Tax Assets and Liabilities

The principal components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2014	2013
Deferred tax assets related to:
Employee benefits	$74,288	$31,067
Inventories	64,484	53,229
Valuation and other reserves	48,278	18,372
Net operating loss carryforwards	171,781	5,379
Accumulated other comprehensive loss	70,367	31,467
Other items, net	14,191	-
Gross deferred tax assets	443,389	139,514
Valuation allowance on deferred tax assets	(6,133)	(5,858)
Total net deferred tax assets	437,256	133,656
Deferred tax liabilities related to:
Property, plant and equipment	(638,730)	(257,366)
Goodwill and other intangibles	(288,471)	(78,577)
Other items, net	-	(2,891)
Total deferred tax liabilities	(927,201)	(338,834)
Net deferred tax liability	$(489,945)	$(205,178)

Deferred Tax Assets and (Liabilities) Recognized

Deferred tax assets and (liabilities) recognized on the Corporation’s consolidated balance sheets are as follows:

December 31 (add 000)	2014	2013
Current deferred income tax benefits	$244,638	$74,821
Noncurrent deferred income taxes	(734,583)	(279,999)
Net deferred income tax liability	$(489,945)	$(205,178)

Schedule Of Unrecognized Tax Benefits

The following table summarizes the Corporation’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2014	2013	2012
Unrecognized tax benefits at beginning of year	$11,826	$15,380	$9,288
Gross increases – tax positions in prior years	2,075	9,845	19,434
Gross decreases – tax positions in prior years	(203)	(5,121)	(13,876)
Gross increases – tax positions in current year	3,369	2,540	1,555
Gross decreases – tax positions in current year	(51)	(529)	-
Settlements with taxing authorities	-	(8,599)	(1,021)
Lapse of statute of limitations	(1,872)	(1,690)	-
Unrecognized tax benefits assumed with acquisition	5,963	-	-
Unrecognized tax benefits at end of year	$21,107	$11,826	$15,380